Property and Equipment	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	Property and Equipment
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2020
Opening cost balance	$7,857	$10,548	$14,606	$90,038	$—	$123,049
Additions	1,967	1,825	5,190	17,608	10,985	37,575
Disposals	(118)	(289)	(105)	(1,116)	—	(1,628)
Adjustment due to IFRS 16 adoption	—	—	—	(2,767)	—	(2,767)
Effect of change in exchange rates	(54)	(19)	(4)	(663)	276	(464)
Closing cost balance	9,652	12,065	19,687	103,100	11,261	155,765

Opening accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Depreciation expense	(2,077)	(1,096)	(3,000)	(13,563)	—	(19,736)
Effect of change in exchange rates	13	4	1	122	—	140
Disposals	104	289	39	1,116	—	1,548
Adjustment due to IFRS 16 adoption	—	—	—	1,521	—	1,521
Closing accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Net book balance	$4,034	$3,454	$11,299	$67,600	$11,261	$97,648

As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	$—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)

Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221
*Construction in progress is related to the construction project associated with our new headquarters building in Sydney, Australia. As of June 30, 2021, construction in progress has been transferred to assets held for sale. Please refer to Note 14, “Other Balance Sheet Accounts” for details.